Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Current	(962)	(2,646)	(5,212)
Deferred	(11)	(76)	(2,355)
Income tax expense	(973)	(2,722)	(7,567)

Reconciliations of Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Net income before income tax expenses	158,938	220,232	226,494
Net income not subject to taxes	(138,542)	(173,298)	(81,604)
Net income subject to taxes	20,396	46,934	144,890
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(3,338)	(12,007)	(33,083)
Adjustments to valuation allowance and uncertain tax positions	11,802	5,362	14,851
Permanent and currency differences	(9,125)	4,204	11,507
Change in tax rate	(312)	(281)	(842)
Tax expense related to the current year	(973)	(2,722)	(7,567)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Derivative instruments	4,523	7,021
Taxation loss carryforwards and disallowed finance costs	34,927	44,823
Vessels and equipment	3,554	3,462
Capitalized interest	(2,027)	(2,184)
	40,977	53,122
Valuation allowance	(41,064)	(53,198)
Net deferred tax liabilities included in accrued liabilities	(87)	(76)